PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Text Block]

9.       PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2013 and 2012, property, plant and equipment consist of:

	December 31,	December 31
	2013	2012
Office buildings	$8,926,101	$8,514,301
Plant and machinery	26,757,195	26,149,466
Electronic equipment, furniture and fixtures	11,145,045	10,799,484
Motor vehicles	1,347,842	1,020,480
Purchased software	13,071,230	55,331,553
	61,247,413	101,815,284

Less: accumulated depreciation	(29,716,386)	(35,545,964)
	$31,531,027	$66,269,320

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was approximately $8.11 million, $11.53 million and $10.85 million, respectively.

Management regularly evaluates property, plant and equipment for impairment if an event occurs or circumstances change that would potentially indicate that the carrying value of the property, plant and equipment and exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the discounted cash flow method, management determined approximately $29.98 million and $11.81 million of purchased software was impaired during the years ended December 31, 2013 and 2012, respectively.